NOTE 25: FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Note 19 Financial Instruments And Risk Management
Summary of assets and liabilities held in foreign currencies
	December 31, 2020	December 31, 2019
	$	$
Canadian dollar net monetary liabilities	2,434,448	2,434,448